Financial Instruments (Details) - Schedule of Fair Value Measurements - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023
Financial assets:
Traded shares	$ 81,342	$ 138,446	$ 172,185
Total assets:	81,342		172,185
Financial liabilities:
Liability in respect of warrants			140
Total liabilities			140
Presented under non-current liabilities			140
Level 1 [Member]
Financial assets:
Traded shares	81,342		172,185
Total assets:	81,342		172,185
Financial liabilities:
Liability in respect of warrants
Total liabilities
Presented under non-current liabilities
Level 2 [Member]
Financial assets:
Traded shares
Total assets:
Financial liabilities:
Liability in respect of warrants			140
Total liabilities			140
Presented under non-current liabilities			$ 140